Restatement of Previously Issued Financial Statements (Details) - Schedule of financial statements - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	$ 207,625,237	$ 202,533,450
Class A common stock	224	275
Additional paid-in capital		1,487,643
Accumulated deficit	4,999,202	3,511,508
Total Stockholders’ Equity (Deficit)	5,000,001	5,000,001
Initial classification of Class A common stock subject to possible redemption	219,318,940	196,512,940
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	22,374,763	27,466,550
Class A common stock	(224)	(275)
Additional paid-in capital		(1,487,643)
Accumulated deficit	(22,374,539)	(25,978,632)
Total Stockholders’ Equity (Deficit)	(22,374,763)	(27,466,550)
Initial classification of Class A common stock subject to possible redemption	10,681,060	33,487,060
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	230,000,000	230,000,000
Class A common stock
Additional paid-in capital
Accumulated deficit	(17,375,337)	(22,467,124)
Total Stockholders’ Equity (Deficit)	(17,374,762)	(22,466,549)
Initial classification of Class A common stock subject to possible redemption	$ 230,000,000	$ 230,000,000